CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS - 4.2%	Shares	Cost	Value
ENERGY - 0.1%
OIL & GAS PRODUCERS - 0.1%
EagleRock Land, LLC - Class A (a)	50,000	$925,000	$1,062,500

FINANCIALS - 2.5%
ASSET MANAGEMENT - 2.5%
Bain Capital Specialty Finance, Inc.	229,600	2,998,345	2,874,592
Blue Owl Capital Corporation	259,730	3,001,080	2,823,265
Carlyle Secured Lending, Inc.	264,800	2,999,152	2,788,344
Golub Capital BDC, Inc.	247,651	3,001,330	3,189,745
Morgan Stanley Direct Lending Fund	195,545	2,993,027	2,956,640
Pershing Square, Inc. (a)(e)	152,946	4,000,000	5,025,806
		18,992,934	19,658,392
INDUSTRIALS - 1.2%
AEROSPACE & DEFENSE - 0.3%
York Space Systems, Inc. (a)	92,174	2,500,000	2,269,324

ELECTRICAL EQUIPMENT - 0.9%
NuScale Power Corporation (a)	141,000	2,204,698	1,414,230
X-Energy, Inc. (a)	319,567	4,730,005	5,867,250
		6,934,703	7,281,480
UTILITIES - 0.4%
ELECTRIC UTILITIES - 0.2%
OKLO, Inc (a)	35,000	2,193,639	1,831,550

GAS & WATER UTILITIES - 0.2%
WaterBridge Infrastructure, LLC - Class A	37,500	750,056	1,285,125

TOTAL COMMON STOCKS		$32,296,332	$33,388,371

PRIVATE INVESTMENTS - 93.6%	Acquisition Date	Principal	Cost	Value
CO-INVESTMENTS - 42.0%
CREDIT - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Blue Owl HomeCourt Purple LLC (b)(c)(d)(h) 12/29/2030, 3.76%	12/29/2025	$1,904,762	$1,904,762	$1,904,762

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 42.0% (Continued)
EQUITY – 41.8%
AEROSPACE AND DEFENSE - 3.7%
AE Co-Investment Partners Fund III-R, LP (a)(b)(c)(d)	12/19/2024	–	$2,014,010	$3,002,607
Caffeinated Capital Onebrief SPV, LLC (a)(b)(c)(d)	11/29/2024	–	2,000,000	4,332,700
Caffeinated Capital Saronic SPV, LLC (a)(b)(c)(d)	6/18/2024	–	1,000,000	4,462,256
Caffeinated Capital Varda SPV II, LLC (a)(b)(c)(d)	9/6/2024	–	2,000,000	3,100,237
Overmatch Apex SPV LLC, Class A (a)(c)(d)	8/28/2025	2,941,176	2,970,588	2,941,176
Snowpoint Growth I.VI, LLC (a)(b)(c)(d)	11/26/2024	–	3,117,390	3,052,163
Tamarack Global Impulse Space II, LP, Class A (a)(b)(c)(d)	8/22/2024	–	1,500,000	3,791,331
WH Strategic Opportunities Fund IV LP, Class B (a)(c)(d)	8/29/2025	2,058,824	2,058,824	2,052,951
WH Strategic Opportunities Fund XI LP, Class A (a)(c)(d)	12/18/2025	2,500,000	2,512,500	2,508,855
			19,173,312	29,244,276
CONSUMER DISCRETIONARY - 4.8%
26N Nova Co-Investment Partners LP (a)(b)(c)(d)	10/16/2025	–	10,000,000	10,772,378
Arctos Florida Co-Investment Holdings Feeder, LP (a)(b)(c)(d)	6/5/2025	–	4,660,535	4,506,856
ASP II AMR Co-Invest, LP (a)(b)(c)(d)(e)	6/3/2024	–	3,574,312	5,688,721
ASP II Project Striker Co-Invest, LP (a)(b)(c)(d)	12/6/2024	–	3,336,934	4,101,504
Blue Owl HomeCourt Purple LLC (a)(b)(c)(d)	12/29/2025	–	8,517,077	13,402,875
			30,088,858	38,472,334
CONSUMER STAPLES - 1.3%
Velocity Made Food, LP (a)(b)(c)(d)	6/12/2025	–	5,062,688	10,266,515

DIVERSIFIED - 0.8%
Vistria Agua CV (FT), LP (a)(b)(c)(d)	1/15/2026	–	4,252,048	6,054,055

ENERGY - 3.6%
Cogentrix Co-Investment Fund-D, LP (a)(b)(c)(d)	1/31/2025	–	875,350	1,713,049
EIP Chisos I, LP (a)(b)(c)(d)(e)	3/18/2026	–	1,982,928	1,982,271
EnCap Energy Capital Fund VIII Co-Investors, LP (a)(b)(c)(d)(e)	10/21/2025	–	533,302	596,173
EnCap Energy Capital Fund VIII MergeCo, LP (a)(b)(c)(d)(e)	10/21/2025	–	1,773,201	1,987,650

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 42.0% (Continued)
EQUITY – 41.8% (Continued)
ENERGY - 3.6% (Continued)
ENR Avant Infrastructure Blocker LP (a)(b)(c)(d)	5/7/2026	–	$2,662,439	$2,662,439
ENR Denali-Avant SPV, LP (a)(b)(c)(d)	11/13/2025	–	4,844,052	4,740,297
Equitime SES B Share Investor, LLC (a)(b)(d)(f)(g)	3/13/2026	–	1,397,950	1,397,950
Equitime SES Investor, LLC (a)(b)(d)(f)(g)	6/3/2025	–	1,848,275	1,848,275
Firebird Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	435,203	1,033,930
Five Point Natural Gas Yield Fund II Blocker LLC (a)(b)(c)(d)	3/5/2026	–	2,097,273	2,402,891
HEQ II Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	394,150	657,934
Hercules CV, LP (a)(b)(c)(d)(e)	5/15/2024	–	–	93,775
Kimmeridge SoTex Feeder Fund III, LP (a)(b)(c)(d)	6/30/2026	–	5,000,000	5,000,000
QB Energy Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	481,705	769,813
Quantum Energy Partners VIII-D Co-Investment Fund, LP (a)(b)(c)(d)	9/11/2024	–	1,168,891	1,657,133
			25,494,719	28,543,580
FINANCIALS - 7.4%
APH Extended Value Fund H LP (a)(b)(c)(d)	1/30/2025	–	4,976,382	5,809,901
Arctos Keystone Atlas Co-Invest A, LP (a)(b)(c)(d)	2/3/2025	–	5,414,930	6,940,057
Blackstone Strategic Capital Holdings II (Vol Co-Invest) LLC (a)(b)(c)(d)	10/10/2025	–	3,729,512	5,043,158
Bonaccord Pier AH Aggregator, LP (a)(b)(c)(d)(e)	3/11/2026	–	1,559,091	1,585,401
Bonaccord Pier IH Aggregator, LP (a)(b)(c)(d)(e)	3/11/2026	–	604,545	604,253
Endurance Parallel Offshore LP (a)(b)(c)(d)	8/21/2024	–	6,013,892	7,092,308
Hedosophia SP B LP, Series B (a)(b)(c)(d)	7/24/2025	–	5,196,123	5,676,761
JCF V Co-Invest E LP (a)(b)(c)(d)	6/23/2025	–	2,020,000	2,404,641
JCF V Co-Invest River LP (a)(b)(c)(d)	6/2/2025	–	5,279,064	6,011,079
LM Simba CV Feeder LP (a)(b)(c)(d)	1/13/2026	–	8,260,004	9,726,047
Olympus Parallel Offshore, LP (a)(b)(c)(d)	9/29/2025	–	2,154,981	1,997,965
PACT-CAZ Offshore Feeder, LP (a)(b)(c)(d)	11/7/2025	–	1,901,064	1,966,049
Reverence Capital Partners Olympus CV LP (a)(b)(c)(d)	4/27/2026	–	4,283,248	4,283,248
			51,392,836	59,140,868
HEALTHCARE - 1.5%
HS Investments VI C, LP (a)(b)(c)(d)	4/16/2025	–	5,087,970	9,105,508
RCP MQ Co-Investment Fund, LP (a)(b)(c)(d)	12/26/2024	–	1,674,675	3,297,721
			6,762,645	12,403,229

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 42.0% (Continued)
EQUITY – 41.8% (Continued)
HOTELS, RESTAURANTS & LEISURE - 1.8%
ACP Woodlands Feeder LP (a)(b)(c)(d)	12/1/2025	–	$11,970,091	$14,603,022

INDUSTRIALS - 2.0%
Caffeinated Capital Amca SPV, LLC (a)(b)(c)(d)	4/14/2026	–	3,000,000	3,000,000
HHC InXpress Group CV, LP, Class A Ordinary Shares (a)(c)(d)	1/21/2026	1,793,050	5,611,720	7,553,030
LGP Sage CVT Coinvest LP (a)(b)(c)(d)	3/10/2026	–	1,905,138	2,396,538
Overmatch Principal Mineral SPV, Class A Units (a)(c)(d)	4/17/2026	3,000,000	3,030,000	3,030,000
			13,546,858	15,979,568
INFORMATION TECHNOLOGY - 13.6%
26N Guava Co-Investment Partners LP (a)(b)(c)(d)	8/8/2025	–	7,500,000	7,440,817
Akra Origin Holdings-A, LP (a)(b)(c)(d)	9/4/2025	–	5,231,517	5,156,623
Alta Park Private Opportunities Fund, LP - Series IV (Series K Sub-Capital Account) (a)(b)(c)(d)	9/4/2025	–	4,040,000	4,993,028
Artist Growth Opportunity V LP (a)(b)(c)(d)	7/2/2025	–	3,240,000	3,161,761
BP ACE CV, LP (a)(b)(c)(d)	12/12/2025	–	2,281,416	3,183,693
Caffeinated Capital Aven SPV III, LLC (a)(b)(c)(d)	4/30/2024	–	2,179,450	3,910,992
Caffeinated Capital Aven SPV IV, LLC (a)(b)(c)(d)	8/4/2025	–	2,000,000	1,991,568
Caffeinated Capital Playground SPV, LLC (a)(b)(c)(d)	5/7/2024	–	157,341	6,693
Fin Capital Harbor, LP - Series Fin Metro I (a)(b)(c)(d)	4/17/2026	–	5,065,000	5,065,000
Goanna Capital 26F LLC (a)(b)(c)(d)	6/22/2026	–	2,080,000	2,080,000
GPS V, LP (a)(b)(c)(d)	4/25/2025	–	5,054,545	6,498,111
GrowthCurve Capital Destination Co-Invest LP (a)(b)(c)(d)	6/28/2024	–	1,024,468	1,469,056
Hedosophia Investments VI K LP, Series B (a)(b)(c)(d)	10/28/2025	–	5,038,140	5,014,487
Hedosophia Investments VI M LP, Series B (a)(b)(c)(d)	1/21/2026	–	5,060,000	5,060,000
Hedosophia Investments VI P LP, Series B (a)(b)(c)(d)	5/27/2026	–	5,037,500	5,037,500
Insight Hideaway Aggregator, LP (a)(b)(c)(d)	10/21/2024	–	2,400,000	3,405,775
Neuberger PSG Prima IX LP (a)(b)(c)(d)	9/23/2025	–	–	–
Overmatch Armada SPV B, LLC, Class A Units (a)(c)(d)	5/6/2025	4,000,000	4,040,000	4,000,000

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 42.0% (Continued)
EQUITY – 41.8% (Continued)
INFORMATION TECHNOLOGY - 13.6% (Continued)
Overmatch Fund II-B LLC (a)(b)(c)(d)	5/27/2026	–	$5,100,000	$5,100,000
RCP Ocean Co-Investment Fund, LP (a)(b)(c)(d)	9/26/2025	–	8,057,012	8,810,911
Sapphire Opportunity Fund IV, LP, Investment Class 4 (a)(b)(c)(d)	8/4/2025	–	4,861,429	6,185,897
Snowpoint Growth 2.2, LLC (a)(b)(c)(d)	11/26/2024	–	1,557,033	3,200,253
Snowpoint Growth 2.3, LLC (a)(b)(c)(d)	3/17/2025	–	1,060,000	1,035,633
Stonepeak Digital Edge (Co-Invest) Holdings IV LP (a)(b)(c)(d)	3/11/2026	–	1,523,278	2,918,160
Tamarack Divergent I, LP, Class A (a)(b)(c)(d)	8/8/2025	–	5,000,000	4,950,000
Tamarack Hark I LP (a)(b)(c)(d)	4/15/2026	–	1,000,000	1,000,000
TI VI Project Armstrong Co-Invest, LP (a)(b)(c)(d)	4/4/2025	–	5,008,709	6,881,256
Washington Harbour AI Pilot, LLC, Class C (a)(b)(c)(d)	3/20/2026	–	1,005,000	1,005,000
			95,601,838	108,562,214
UTILITIES - 1.3%
26N Jupiter Co-Investment Partners LP (a)(b)(c)(d)	10/31/2024	–	–	3,560,694
Sterling Investment Partners XK Opportunities Fund-A, LP (a)(b)(c)(d)	10/23/2025	–	2,636,103	2,835,893
Stonepeak Cologix Holdings LP (a)(b)(c)(d)	9/5/2024	–	2,641,905	3,662,727
			5,278,008	10,059,314
TOTAL CO-INVESTMENTS			270,528,663	335,233,737

DIRECT INVESTMENTS - 4.5%
CONSUMER DISCRETIONARY - 1.6%
San Francisco Sports and Entertainment CA, LLC (a)(d)(e)(f)	4/16/2026	1,000	1,000,000	1,000,000
Wonder Group Inc., Series C Preferred Stock (a)(d)(f)	5/2/2025	812,601	6,499,996	6,499,996
Wonder Group Inc., Series D Preferred Stock (a)(d)(f)	6/22/2026	578,589	4,999,993	4,999,993
			12,499,989	12,499,989
HEALTHCARE - 1.2%
ClareMedica Parent Holdings, LP - Class A Units (a)(d)(f)	4/15/2025	40,000	4,000,000	4,000,000
ClareMedica Parent Holdings, LP - Class C-1 Units (a)(d)(f)	4/15/2025	28,564	–	4,808,000
Earli, Inc., Series A-1 Preferred Stock (a)(d)(f)	10/4/2024	1,194,457	999,999	999,999
			4,999,999	9,807,999

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
DIRECT INVESTMENTS - 4.5% (Continued)
INDUSTRIALS - 1.2%
Biofire Group Inc., Series A Preferred Stock (a)(d)(f)	7/11/2024	234,345	$249,999	$458,000
Biofire Group Inc., Series B-1 Preferred Stock (a)(d)(f)	1/8/2025	44,242	56,825	87,000
CesiumAstro Inc., Series D Preferred Stock (a)(d)(f)	6/30/2026	56,528	3,999,983	3,999,983
Gridpoint, Inc., Series A Convertible Preferred Stock (a)(d)(f)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc., Series B Convertible Preferred Stock (a)(d)(f)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc., Series C1 Convertible Preferred Stock (a)(d)(f)	5/29/2025	105,233	2,195,003	2,195,003
			9,306,810	9,544,986
INFORMATION TECHNOLOGY - 0.5%
Homebound Technologies, Inc. - Series C-3 (a)(d)(f)	4/17/2026	13,054,830	2,500,000	2,500,000
ICON Technology, Inc., Common Stock (a)(d)(f)	5/30/2024	54,372	890,699	369,000
Walden Robotics, Inc. - Series Seed (a)(d)(f)	5/27/2026	12,911	999,991	999,991
			4,390,690	3,868,991
TOTAL DIRECT INVESTMENTS			31,197,488	35,721,965

PRIMARY FUND INVESTMENTS - 28.9%
AEROSPACE AND DEFENSE - 0.8%
AE Industrial Partners Aerospace Leasing Fund II-A, LP (a)(b)(c)(d)	6/20/2025	–	3,375,472	4,568,529
Snowpoint Ventures II - S&T, LP (a)(b)(c)(d)	7/14/2025	–	2,040,000	1,936,133
			5,415,472	6,504,662
BIOTECHNOLOGY - 1.2%
Janus Henderson Biotech Innovation Fund LLC, Standard Class A (a)(c)(d)	8/29/2025	1,643	6,000,000	9,651,638

CONSUMER DISCRETIONARY - 1.8%
Arctos American Football Fund Feeder, LP (a)(b)(c)(d)	6/6/2025	–	9,321,123	10,638,517
BITKRAFT Ventures Fund III, LP (a)(b)(c)(d)	2/24/2026	–	1,825,000	2,447,990
VMG Consumer VI, LP (a)(b)(c)(d)	10/15/2025	–	904,165	795,109
			12,050,288	13,881,616
CREDIT - 4.0%
Audax Senior Loan Fund I, LP (a)(b)(c)(d)	1/1/2025	–	4,363,922	4,922,339

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
PRIMARY FUND INVESTMENTS - 28.9% (Continued)
CREDIT - 4.0% (Continued)
DSC Meridian Credit Opportunities Offshore Fund Ltd, Founders Class (a)(c)(d)	6/3/2025	5,000	$5,000,000	$5,665,317
Palmer Square Income Plus Fund LLC, Class A (a)(b)(c)(d)	3/15/2024	–	5,000,000	5,519,802
Park Square Capital Credit Investments SCSp, SICAV-RAIF - Credit Partners Evergreen (a)(c)(d)	1/29/2025	42,220	5,000,000	5,407,349
Platinum Credit Opportunities Fund, LP (a)(b)(c)(d)	10/25/2024	–	4,873,238	5,418,332
Tacora Capital II, LP (a)(b)(c)(d)	3/12/2025	–	5,012,742	5,189,329
			29,249,902	32,122,468
DIVERSIFIED - 3.3%
26N Private Equity Partners I LP (b)(c)(d)	3/25/2025	–	522,993	583,115
Capstone Dispersion Fund (US) LP (a)(b)(c)(d)	9/1/2024	–	6,036,477	6,576,905
H.I.G. Capital Partners VII-B, LP (a)(b)(c)(d)	3/31/2025	–	225,000	161,378
H.I.G. Small-Cap & Growth Buyout Fund IV, LP (a)(b)(c)(d)	3/30/2026	–	250,000	198,061
Reveille VC Fund I, LP (a)(b)(c)(d)	1/26/2026	–	1,500,000	1,393,163
Saba Capital Carry Neutral Tail Hedge Partners, LP (a)(b)(c)(d)	7/1/2024	–	3,500,000	2,758,075
Sage Equity Investors Side, LP (a)(b)(c)(d)	2/10/2026	–	1,670,205	2,462,199
SQ Capital Fund I-A, LP (a)(b)(c)(d)	12/23/2025	–	500,000	821,086
Star Mountain CFO I Subordinated Note Feeder (Onshore), LP (a)(b)(c)(d)	3/10/2026	–	8,250,000	8,250,000
The Veritas Capital Partners IX, LP (a)(b)(c)(d)	8/4/2025	–	353,959	38,623
TowerBrook Structured Opportunities Fund III (892), LP (a)(b)(c)(d)	1/10/2025	–	2,573,972	2,980,054
Trivest Growth Investment Fund III-A, LP (a)(b)(c)(d)	4/17/2025	–	408,979	347,751
			25,791,585	26,570,410
ENERGY - 4.3%
EnCap Energy Capital Fund XII-B, LP (a)(b)(c)(d)	11/8/2024	–	6,510,301	8,567,292
Five Point Water Management and Sustainable Infrastructure Fund IV LP (a)(b)(c)(d)	10/3/2024	–	1,347,564	3,165,277
Quantum Parallel Partners VIII-D, LP (a)(b)(c)(d)	9/11/2024	–	7,671,924	9,458,622

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
PRIMARY FUND INVESTMENTS - 28.9% (Continued)
ENERGY - 4.3% (Continued)
Westwood Energy Secondaries Fund II, LLC (b)(c)(d)(e)	12/29/2025	–	$10,000,000	$12,620,454
			25,529,789	33,811,645
FINANCIALS - 1.3%
Blue Owl GP Stakes Atlas Fund III Offshore Investors LP (a)(b)(c)(d)	9/5/2025	–	5,076,195	6,204,908
Dawson Partners (Canyon) LP (a)(b)(c)(d)(i)	–	–	–	(131,700)
GCM Grosvenor Elevate Feeder Fund I, LP (a)(b)(c)(d)	8/2/2024	–	4,650,283	3,310,169
HPC Preferred Opportunities, LP (a)(b)(c)(d)	3/20/2026	–	964,941	968,138
Petershill PES II Offshore SCSp (a)(b)(c)(d)	5/30/2025	–	917,732	232,376
			11,609,151	10,583,891
HEALTHCARE - 1.9%
OrbiMed RCO V Offshore Feeder, LP (a)(b)(c)(d)	4/8/2026	–	400,000	340,205
Revelstoke Capital Partners Fund IV, LP (a)(b)(c)(d)(j)	–	–	–	(65,579)
RTW Offshore Fund One, Ltd. - Sub-Class Two (a)(c)(d)	4/29/2026	15,000	15,000,000	15,084,338
			15,400,000	15,358,964
HOTELS, RESTAURANTS & LEISURE - 0.3%
F&S I Blocker Member, LLC (a)(b)(c)(d)	11/1/2024	–	2,831,250	2,076,687

INFORMATION TECHNOLOGY - 10.0%
AAF Ventures I, LP (a)(b)(c)(d)	6/8/2026	–	1,350,000	1,350,000
General Catalyst Group XII, LP (a)(b)(c)(d)	10/17/2024	–	4,279,364	6,449,883
H. Barton Venture Select V, LLC (a)(b)(c)(d)	4/18/2024	–	1,920,000	2,292,810
Hedosophia Partners VI LP, Series B (a)(b)(c)(d)	12/5/2025	–	8,125,000	10,763,463
Hedosophia Strategic Partners, LP (a)(b)(c)(d)	5/5/2026	–	10,924,057	10,924,057
Khosla Ventures IX, LP (a)(b)(c)(d)	9/19/2025	–	3,696,000	3,634,940
Khosla Ventures Opportunity III, LP (a)(b)(c)(d)	9/23/2025	–	3,724,000	4,112,158
Khosla Ventures Seed G, LP (a)(b)(c)(d)	9/22/2025	–	1,540,000	1,556,000
M13 Ventures IV, LP (a)(b)(c)(d)	11/25/2024	–	4,000,000	4,028,158
Series X Capital Fund I, LP (a)(b)(c)(d)	7/3/2025	–	4,100,000	3,759,741
Socratic Partners I LP (a)(b)(c)(d)	3/17/2026	–	900,132	942,054
SQ Capital Fund I Holdings A, LP (a)(b)(c)(d)	12/10/2025	–	6,900,439	7,264,902
Tamarack Global Opportunities II, LP (a)(b)(c)(d)	8/1/2024	–	4,542,160	16,409,780
Upfront VIII, LP (a)(b)(c)(d)	7/17/2025	–	1,095,265	975,039
Vista Equity Partners Fund VIII-A, LP (a)(b)(c)(d)	7/31/2024	–	3,171,935	3,697,980

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
PRIMARY FUND INVESTMENTS - 28.9% (Continued)
INFORMATION TECHNOLOGY - 10.0% (Continued)
XPV Fund 1, LP (a)(b)(c)(d)	11/26/2025	–	$1,700,000	$1,546,800
			61,968,352	79,707,765
TOTAL PRIMARY FUND INVESTMENTS			195,845,789	230,269,746

SECONDARY FUND INVESTMENTS - 18.2%
CONSUMER DISCRETIONARY - 1.4%
Arctos Sports Partners Fund I, LP (a)(b)(c)(d)(e)	7/1/2024	–	8,657,129	11,296,256

DIVERSIFIED - 4.4%
Dawson Rated Fund 6-R1 Holdings LP, Class B (a)(b)(c)(d)(e)	9/30/2024	–	4,981,166	5,501,764
Gordon Holdings (Offshore) I LP (a)(b)(c)(d)	3/26/2024	–	9,376,135	14,831,088
Sycamore Partners III, LP (a)(b)(c)(d)(e)	9/30/2025	–	10,291,390	14,355,513
			24,648,691	34,688,365
FINANCIALS - 11.8%
Blackstone Strategic Capital Holdings (Cayman) LP (a)(b)(c)(d)	6/30/2025	–	6,623,617	8,205,323
Blackstone Strategic Capital Holdings LP (a)(b)(c)(d)(e)	12/30/2024	–	11,204,571	15,030,000
Blue Owl GP Stakes Atlas Fund I Offshore Investors LP (a)(b)(c)(d)	8/6/2024	–	20,803,702	26,464,143
Blue Owl GP Stakes II Offshore Investors LP (a)(b)(c)(d)	11/3/2025	–	2,298,365	3,332,975
Blue Owl GP Stakes II Pension Investors LP (a)(b)(c)(d)	4/1/2024	–	1,964,811	2,866,113
Blue Owl GP Stakes IV Offshore Investors, LP (a)(b)(c)(d)	4/1/2025	–	2,653,903	3,724,533
Blue Owl GP Stakes IV US Investors, LP (a)(b)(c)(d)(e)	9/30/2024	–	5,545,292	10,707,112
Blue Owl GP Stakes Offshore Investors LP (a)(b)(c)(d)	4/1/2024	–	5,309,431	8,275,841
Blue Owl GP Stakes US Investors LP (a)(b)(c)(d)(e)	1/1/2025	–	897,021	1,463,445
Bonaccord Capital Partners I-A, LP (a)(b)(d)(e)(f)	3/12/2026	–	2,641,525	2,641,525
BSP Pioneer Investors Feeder, LP (a)(b)(c)(d)	9/29/2025	–	4,573,580	5,050,488
Petershill Private Equity Seeding Offshore SCSp (a)(b)(c)(d)	7/2/2024	–	3,920,341	6,630,465
			68,436,159	94,391,963

CAZ STRATEGIC OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited) (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
SECONDARY FUND INVESTMENTS - 18.2% (Continued)
INFORMATION TECHNOLOGY - 0.6%
NEA Secondary Opportunity Fund, LP (a)(b)(c)(d)	7/17/2024	–	$2,167,649	$4,940,827

TOTAL SECONDARY FUND INVESTMENTS			103,909,628	145,317,411

TOTAL PRIVATE INVESTMENTS			$601,481,568	$746,542,859

MONEY MARKET SECURITIES - 1.5%	Shares	Cost	Value
Federated Government Obligations - Premier Class, 3.55% (k)	12,151,813	$12,151,813	$12,151,813

TOTAL INVESTMENTS AT VALUE - 99.3%		$645,929,713	$792,083,043

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			5,587,783

NET ASSETS - 100.0%			$797,670,826

(a)	Non-income producing security.
(b)	Investment does not issue shares.
(c)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(d)	Restricted investments as to resale. The total of these restricted securities represents 93.6% of Net Assets. The total value of these securities is $746,542,859.
(e)	All or a portion of the security is held through a wholly-owned consolidated Subsidiary, CAZ SOF Opportunistic Blocker LLC.
(f)	Level 3 securities fair valued using significant unobservable inputs. The total of these Level 3 securities represents 5.2% of Net Assets. The total value of these securities is $41,609,715.
(g)	Investment is indirectly held through the Fund’s investment in Equitime Blocker I Incorporated.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates. The note bears interest at the mid-term applicable federal rate. The rate shown represents the rate on June 30, 2026.
(i)	As of June 30, 2026, $10,000,000 has been committed for this investment but has not yet been funded by the Fund. There is an unrealized loss of $131,700 allocated to this investment due to expenses applied in advance of called capital.
(j)	As of June 30, 2026, $5,000,000 has been committed for this investment but has not yet been funded by the Fund. There is an unrealized loss of $65,579 allocated to this investment due to expenses applied in advance of called capital.
(k)	The rate shown is the 7-day effective yield as of June 30, 2026.

LLC	-	Limited Liability Company
LP	-	Limited Partnerships
BDC	-	Business Development Company
SPV	-	Special Purpose Vehicle